IDX Funds

IDX Adaptive Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 10.20%
	ALTERNATIVE - 3.63%
108,573	Convergence Long/Short Equity ETF	$130,200
478,964	First Trust Long/Short Equity ETF	524,625
446,385	Simplify Managed Futures Strategy ETF	419,850
		1,074,675

	EMERGING MARKETS - 1.64%
447,810	SPDR S&P Emerging Markets Dividend ETF	485,625

	EQUITY - 4.93%
466,810	AGF U.S. Market Neutral Anti-Beta Fund	358,875
491,994	iShares Core MSCI EAFE ETF	567,320
496,464	Sarmaya Thematic ETF	538,669
		1,464,864

	TOTAL EXCHANGE TRADED FUNDS - (Cost $2,937,000)	3,025,164

Number of Contracts		Cost Basis	Notional Amount	Fair Value
	PURCHASED OPTIONS - 1.65% (a)
	Commodity Futures - 1.65%
	Gold Futures
201,443	Expiration Date: December 29, 2025, Exercise Price: $3,740.00 (a)	201,443	7,746,400	363,600

	Silver Futures
142,083	Expiration Date: December 29, 2025, Exercise Price: $48.00 (a)	142,083	3,498,000	125,325
	TOTAL PURCHASED CALL OPTIONS - (Cost $343,526)			488,925

	TOTAL PURCHASED OPTIONS - (Cost $343,526)			488,925

Principal Amount ($)		Dividend Yield (%)	Fair Value
	SHORT TERM INVESTMENTS - 67.99%
	Money Market - 67.99%
20,167,534	First American Government Obligations Fund, Class X (b) (c)	4.038	20,167,534

	TOTAL SHORT TERM INVESTMESTS - (Cost $20,167,534)		20,167,534

	TOTAL INVESTMENTS - 79.84% - (Cost $23,448,060)		23,681,623
	OTHER ASSETS IN EXCESS OF LIABILITIES - 20.16% (d)		5,979,975
	NET ASSETS - 100.00%		$29,661,598

(a)	Non-income producing security.

(b)	Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the seven day effective yield at September 30, 2025.

(d)	Deposits with broker pledged as collateral for derivative contracts.

IDX Funds

IDX Adaptive Opportunities Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2025

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
CME Bitcoin Futures - October 2025 (a)	2	10/31/2025	$1,151,850	$-	$(2,466)
Crude Oil Futures - December 2025 (a)	16	11/20/2025	991,360	-	(34,068)
Cotton Futures - December 2025 (a)	9	12/8/2025	295,965	-	(10,284)
Corn Futures - December 2025 (a)	44	12/12/2025	914,100	-	(29,729)
E-Mini S&P 500 - December 2025 (a)	4	12/19/2025	1,347,750	18,153	-
CME Ether Futures - October 2025 (a)	4	10/31/2025	838,300	-	(27,874)
Gold Futures - December 2025 (a)	14	12/29/2025	5,422,480	586,290	-
Coffee Futures - December 2025 (a)	6	11/18/2025	843,413	89,534	-
Live Cattle Futures - October 2025 (a)	8	10/31/2025	741,920	23,739	-
Lean Hog Futures - October 2025 (a)	11	10/16/2025	439,340	39,681	-
RBOB Gasoline Futures - December 2025 (a)	23	11/28/2025	1,810,960	-	(6,972)
No. 11 Sugar Futures - March 2026 (a)	32	2/27/2026	594,944	16,044	-
Silver Futures - December 2025 (a)	9	12/29/2025	2,098,800	195,091	-
Soybean Futures - November 2025 (a)	26	11/14/2025	1,302,275	-	(47,819)
Chicago SRW Wheat Futures - December 2025 (a)	37	12/12/2025	939,800	-	(39,873)
TOTAL PURCHASE CONTRACTS				968,532	(199,085)

SALE CONTRACTS
Copper Futures - December 2025 (a)	(2)	12/29/2025	(242,825)	-	(17,204)
Henry Hub Natural Gas Futures - December 2025 (a)	(7)	11/25/2025	(271,600)	-	(3,565)
TOTAL SALES CONTRACTS				-	(20,769)

TOTAL FUTURES CONTRACTS				$968,532	$(219,854)

NET UNREALIZED APPRECIATION					$748,678

(a)	All or a portion of this investment is a holding of IDX Adaptive Subsidiary.

IDX Funds

IDX Adaptive Opportunities Fund

CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS (Unaudited)

September 30, 2025

	Number of Contracts	Current Notional Amount	Fair Value
WRITTEN OPTIONS
Written Call Options

Gold Futures
Expiration Date: December 29, 2025, Exercise Price: $3,900.00 (a)	(20.00)	(7,746,400)	$(189,200)

Silver Futures
Expiration Date: December 29, 2025, Exercise Price: $52.00 (b)	(15.00)	(3,498,000)	(56,625)
			(245,825)

Total Written Options (Premiums received $163,594)			$(245,825)

(a)	100 shares per contract

(b)	5,000 shares per contract

IDX Adaptive Opportunities Fund

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Purchased Options (b)	$488,925	$-	$-	$488,925
Short-Term Investments (b)	20,167,534	-	-	20,167,534
Total Investments	$20,656,459	$-	$-	$20,656,459

Other Financial Instruments
Futures Contracts (b) (c)
Unrealized appreciation of open futures contracts	$968,532	$-	$-	$968,532
Unrealized depreciation of open futures contracts	(219,854)	-	-	(219,854)
Total Futures Contracts	$748,678	$-	$-	$748,678

Written Option Contracts
Written Option Contracts, at Value	$(245,825)	$-	$-	$(245,825)
Total Written Option Contracts	$(245,825)	$-	$-	$(245,825)

Total Other Financial Instruments	$502,853	$-	$-	$502,853

(a)	As of and during the period ended March 31, 2025, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)	Exchange traded funds, short-term investments and future contracts held in the Fund are Level 1 securities. For a detailed break-out by industry, please refer to the Consolidated Schedules of Investments and Open Future Contracts.

(c)	Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts. These contracts are valued at the unrealized appreciation / (depreciation) on the instrument.